Victory Nasdaq-100 Index Fund Annual Fund Operating Expenses - Victory Nasdaq-100 Index Fund	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.42%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.43%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.45%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.29%	[1]

[1]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as acquired fund fees and expenses, if any, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.48%, 0.44%, 0.70%, 1.45%, and 0.40% of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6, respectively, through at least August 31, 2026. The Adviser is permitted to recoup management fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.